Unaudited Condensed Interim Consolidated Statements of Shareholders' Equity and Deficit - USD ($)		Share Capital [Member]	Contributed Surplus [Member]	Net Income (Deficit) [Member]	Total
Beginning balance at Dec. 31, 2018		$ 170,502,394	$ 6,652,409	$ (172,937,694)	$ 4,217,109
Beginning balance, share at Dec. 31, 2018		21,675,849
Statement Line Items [Line Items]
Issued pursuant to agency agreement		$ 16,717,131			16,717,131
Issued pursuant to agency agreement, shares		10,873,044
Share issue expense		$ (1,915,612)			(1,915,612)
Warrants exercised during the period		$ 7,002,043			7,002,043
Warrants exercised during the period, shares		1,018,506
Stock based compensation			1,404,363		1,404,363
Net and comprehensive loss				(44,319,942)	(44,319,942)
Ending balance at Sep. 30, 2019		$ 192,305,956	8,056,772	(217,257,636)	(16,894,908)
Ending balance, shares at Sep. 30, 2019		33,567,399
Beginning balance at Dec. 31, 2019		$ 194,859,415	8,303,527	(214,844,773)	$ (11,681,831)
Beginning balance, share at Dec. 31, 2019		39,907,681			39,907,681
Statement Line Items [Line Items]
Issued pursuant to agency agreement	[1]	$ 12,818,657			$ 12,818,657
Issued pursuant to agency agreement, shares	[1]	23,923,700
Share issue expense		$ (487,788)			(487,788)
Common stock equivalents converted		$ 1,150			1,150
Common stock equivalents converted, shares		11,500,000
Warrants exercised during the period		$ 5,900,087			5,900,087
Warrants exercised during the period, shares		6,217,939
Stock based compensation			720,774		720,774
Net and comprehensive loss				(3,551,875)	(3,551,875)
Ending balance at Sep. 30, 2020		$ 213,091,521	$ 9,024,301	$ (218,396,648)	$ 3,719,174
Ending balance, shares at Sep. 30, 2020		81,549,320			81,549,320

[1]	Includes net proceeds from the issuance of common share equivalents (see note 9a).